Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 3,336,003	₩ 2,365,022	₩ 2,602,560	₩ 1,558,696
Deposits in banks	78,768	78,411
Trade accounts and notes receivable	3,154,080	2,829,163
Non-trade receivable	463,614	159,238
Accrued income	10,434	10,075
Deposits	31,036	91,123
Short-term loans	21,623	16,116
Long-term loans	40,827	55,048
Long-term non-trade receivable	9,072	11,448
Lease receivables	27,794
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	3,336,003	2,365,022
Deposits in banks	78,768	78,411
Trade accounts and notes receivable	3,154,080	2,829,163
Non-trade receivable	463,614	159,238
Accrued income	10,434	10,075
Deposits	31,036	91,123
Short-term loans	21,623	16,116
Long-term loans	40,827	55,048
Long-term non-trade receivable	9,072	11,448
Lease receivables	27,794
Financial assets carried at amortized cost	7,173,251	5,615,644
Financial assets at fair value through profit or loss	51,220	14,386
Financial assets at fair value through other comprehensive income	7,224,547	5,630,191
Convertible bonds [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,544	1,327
Convertible bonds [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,544	1,327
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	49,676	13,059
Derivatives [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	49,676	13,059
Debt instrument [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	76	161
Debt instrument [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	₩ 76	₩ 161